Amortization, depreciation and impairment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Included in costs of services, selling and administrative (Note 23)	$ 474,622	$ 510,570
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,201	2,611
Amortization of deferred financing fees (presented in finance costs)	829	875
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction (increase) of revenue)	37	(102)
Impairment of PP&E (presented in integration costs) (Note 6)	858	1,113
Impairment of right-of-use assets (presented in integration costs) (Note 7)	2,363	511
Included in costs of services, selling and administrative (Note 23)	474,622	510,570
Costs of services, selling and administrative
Disclosure of impairment loss and reversal of impairment loss [line items]
Depreciation of PP&E (Note 6)	133,651	144,423
Depreciation of right-of-use assets (Note 7)	141,295	160,240
Impairment of right-of-use assets (Note 7)	1,495	956
Amortization of contract costs related to transition costs	48,594	61,369
Impairment of contract costs related to transition costs	0	4,592
Amortization of intangible assets (Note 9)	139,940	129,861
Impairment of intangible assets (Note 9)	3,359	4,121
Included in costs of services, selling and administrative (Note 23)	468,334	505,562
Included in costs of services, selling and administrative (Note 23)	$ 468,334	$ 505,562